UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Filament, LLC
       Address: 701 Pike Street, STE 2225
             	Seattle, WA 98126


       Form 13F File Number: 028-14995

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	S. John Goodwin
       Title:	Chief Compliance Officer
       Phone:	(206) 436-2300

       Signature, Place, and Date of Signing:

                S. John Goodwin       Seattle, WA         08/01/12
                [Signature]           [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	  0

       Form 13F Information Table Entry Total:	  30

       Form 13F Information Table Value Total:	  161,244
                                                 (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apple Inc Com                                   037833100      215      368 SH       Sole                      368
Barkerville Gold                                067642108      112   100000 SH       Sole                   100000
Cisco Sys Inc Com                               17275R102      691    40257 SH       Sole                    40257
Dejour Energy                                   244866208       70   309300 SH       Sole                   309300
Enbridge Inc Com                                29250N105      240     6000 SH       Sole                     6000
Innovative Solutions & Support                  45769N105       56    16870 SH       Sole                    16870
Lynas Corporation Ord                           q5683j103      329   380000 SH       Sole                   380000
Marchex Inc Cl B                                56624r108      282    77985 SH       Sole                    77985
Microsoft Corp Com                              594918104     2343    76586 SH       Sole                    76586
Orbitz Worldwide Inc Com                        68557K109       91    25000 SH       Sole                    25000
Realnetworks Inc Com                            75605L104      188    21706 SH       Sole                    21706
Schnitzer Stl Inds Cl A                         806882106      280    10000 SH       Sole                    10000
Searchlight Minerals New                        812224202       28    30000 SH       Sole                    30000
Silver Bull Resources, Inc.                     827458100       56   126628 SH       Sole                   126628
Zillow, Inc                                     98954A107    10913   282504 SH       Sole                   282504
iShares Lehman Aggregate Bd                     464287226     1721    15462 SH       Sole                    15462
iShares Lehman Short Treasury                   464288679      211     1910 SH       Sole                     1910
iShares MSCI Canada Index                       464286509     1717    66450 SH       Sole                    66450
iShares MSCI EAFE Idx Fd                        464287465    10835   216870 SH       Sole                   216870
iShares MSCI Emerg Mkts Idx Fd                  464287234     1851    47299 SH       Sole                    47299
iShares Russell 1000 Index Fun                  464287622     2256    29997 SH       Sole                    29997
iShares Russell 2000 Index Fun                  464287655      787     9897 SH       Sole                     9897
iShares Russell 3000 Index Fun                  464287689     7920    98516 SH       Sole                    98516
iShares S&P Europe 350                          464287861      821    24365 SH       Sole                    24365
Vanguard Emerging Markets                       922042858    13636   341505 SH       Sole                   341505
Vanguard Europe Pacific                         921943858    10347   327761 SH       Sole                   327761
Vanguard FTSE All World Ex US                   922042775    42338  1033144 SH       Sole                  1033144
Vanguard REIT Index ETF                         922908553      388     5927 SH       Sole                     5927
Vanguard Total Bond Market                      921937835    18688   221469 SH       Sole                   221469
Vanguard Total Stock Market                     922908769    31837   456766 SH       Sole                   456766